Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] USD ($)	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Maturing In October 2015 [Member] NIBOR [Member] USD ($)	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Maturing In October 2015 [Member] NIBOR [Member] NOK	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Maturing In January 2016 [Member] NIBOR [Member] USD ($)	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Maturing In January 2016 [Member] NIBOR [Member] NOK	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Maturing In January 2017 [Member] NIBOR [Member] USD ($)	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Maturing In January 2017 [Member] NIBOR [Member] NOK	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Maturing In May 2017 [Member] NIBOR [Member] USD ($)	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Maturing In May 2017 [Member] NIBOR [Member] NOK	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Maturing In 2018 [Member] NIBOR [Member] USD ($)	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Maturing In 2018 [Member] NIBOR [Member] NOK	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Maturing In September 2018 [Member] NIBOR [Member] USD ($)	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Maturing In September 2018 [Member] NIBOR [Member] NOK	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Maturing In January 2019 [Member] NIBOR [Member] USD ($)	Jun. 30, 2014 Cross Currency Interest Rate Contract [Member] Maturing In January 2019 [Member] NIBOR [Member] NOK
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (354)	$ (63,741)	$ (9,537)		$ (8,943)		$ (6,337)		$ (14,513)		$ (14,285)		$ (7,505)		$ (2,621)
Notional Amount NOK			$ 122,800	700,000	$ 89,700	500,000	$ 101,400	600,000	$ 125,000	700,000	$ 143,500	800,000	$ 150,000	900,000	$ 162,200	1,000,000
Receivable Margin			4.75%	4.75%	4.00%	4.00%	5.75%	5.75%	5.25%	5.25%	4.75%	4.75%	4.35%	4.35%	4.25%	4.25%
Fixed Rate Payable			5.52%	5.52%	4.80%	4.80%	7.49%	7.49%	6.88%	6.88%	5.93%	5.93%	6.43%	6.43%	6.28%	6.28%
Remaining Term (years)			1 year 3 months 18 days	1 year 3 months 18 days	1 year 7 months 6 days	1 year 7 months 6 days	2 years 7 months 6 days	2 years 7 months 6 days	2 years 9 months 18 days	2 years 9 months 18 days	3 years 7 months 6 days	3 years 7 months 6 days	4 years 2 months 12 days	4 years 2 months 12 days	4 years 7 months 6 days	4 years 7 months 6 days